FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Analysis of age of financial assets that are past due but not impaired
Below is summary of the aging of our customer accounts receivable.

	As at December 31
(In millions of dollars)	2017	2016

Customer accounts receivables (net of allowance for doubtful accounts)
Less than 30 days past billing date	896	849
30-60 days past billing date	303	298
61-90 days past billing date	113	134
Greater than 90 days past billing date	73	115

Total	1,385	1,396

Below is a summary of the activity related to our allowance for doubtful accounts.

	Years ended December 31
(In millions of dollars)	2017	2016

Balance, beginning of year	59	86
Allowance for doubtful accounts expense	88	54
Net use	(86)	(81)

Balance, end of year	61	59

Disclosure of maturity analysis for non-derivative financial liabilities
Below is a summary of the undiscounted contractual maturities of our financial liabilities and the receivable components of our derivatives as at December 31, 2017 and 2016.

December 31, 2017	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Bank advances	6	6	6	—	—	—
Short-term borrowings	1,585	1,585	1,585	—	—	—
Accounts payable and accrued liabilities	2,931	2,931	2,931	—	—	—
Long-term debt	14,448	14,555	1,756	1,800	2,050	8,949
Other long-term financial liabilities	9	9	2	3	2	2
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	1,538	1,093	445	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(1,506)	(1,054)	(452)	—	—
Equity derivative instruments	—	(68)	(68)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	7,417	1,435	—	—	5,982
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(8,405)	(1,756)	—	—	(6,649)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	956	956	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(934)	(934)	—	—	—
Bond forwards	—	64	64	—	—	—
Net carrying amount of derivatives (asset)	(1,094)
	17,885	18,148	6,016	1,796	2,052	8,284

[1]	Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.

December 31, 2016	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Bank advances	71	71	71	—	—	—
Short-term borrowings	800	800	800	—	—	—
Accounts payable and accrued liabilities	2,783	2,783	2,783	—	—	—
Long-term debt	16,080	16,197	750	3,081	2,350	10,016
Other long-term financial liabilities	18	18	—	12	3	3
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	1,708	1,240	468	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(1,732)	(1,249)	(483)	—	—
Equity derivative instruments	—	(8)	(8)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	7,417	—	1,435	—	5,982
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(8,996)	—	(1,880)	—	(7,116)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	201	201	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(201)	(201)	—	—	—
Bond forwards	—	51	—	51	—	—
Net carrying amount of derivatives (asset)	(1,659)
	18,093	18,309	4,387	2,684	2,353	8,885

[1]	Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.
Below is a summary of the repayment of our senior notes during 2017 and 2016. There were no debt derivatives associated with these repayments.

(In millions of dollars)
Maturity date	Notional amount (Cdn$)

2017 repayments
March 2017	250
June 2017	500
Total for 2017	750

2016 repayments
May 2016	1,000

PRINCIPAL REPAYMENTS
Below is a summary of the principal repayments on our long-term debt due in each of the next five years and thereafter as at December 31, 2017.

(In millions of dollars)
2018	1,756
2019	900
2020	900
2021	1,450
2022	600
Thereafter	8,949
Total long-term debt	14,555
Below is a summary of the future minimum payments for our contractual commitments that are not recognized as liabilities as at December 31, 2017:

	Less than			After
(In millions of dollars)	1 Year	1-3 Years	4-5 Years	5 Years	Total

Operating leases	202	308	167	294	971
Player contracts [1]	111	88	10	7	216
Purchase obligations [2]	368	346	167	121	1,002
Program rights [3]	546	1,121	1,079	1,886	4,632

Total commitments	1,227	1,863	1,423	2,308	6,821

[1]	Player contracts are Toronto Blue Jays players’ salary contracts into which we have entered and are contractually obligated to pay.

[2]	Purchase obligations are the contractual obligations under service, product, and wireless device contracts to which we have committed.

[3]	Program rights are the agreements into which we have entered to acquire broadcasting rights for sports broadcasting programs and films for periods in excess of one year at contract inception.

Disclosure of maturity analysis for derivative financial liabilities
Below is a summary of the undiscounted contractual maturities of our financial liabilities and the receivable components of our derivatives as at December 31, 2017 and 2016.

December 31, 2017	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Bank advances	6	6	6	—	—	—
Short-term borrowings	1,585	1,585	1,585	—	—	—
Accounts payable and accrued liabilities	2,931	2,931	2,931	—	—	—
Long-term debt	14,448	14,555	1,756	1,800	2,050	8,949
Other long-term financial liabilities	9	9	2	3	2	2
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	1,538	1,093	445	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(1,506)	(1,054)	(452)	—	—
Equity derivative instruments	—	(68)	(68)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	7,417	1,435	—	—	5,982
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(8,405)	(1,756)	—	—	(6,649)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	956	956	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(934)	(934)	—	—	—
Bond forwards	—	64	64	—	—	—
Net carrying amount of derivatives (asset)	(1,094)
	17,885	18,148	6,016	1,796	2,052	8,284

[1]	Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.

December 31, 2016	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Bank advances	71	71	71	—	—	—
Short-term borrowings	800	800	800	—	—	—
Accounts payable and accrued liabilities	2,783	2,783	2,783	—	—	—
Long-term debt	16,080	16,197	750	3,081	2,350	10,016
Other long-term financial liabilities	18	18	—	12	3	3
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	1,708	1,240	468	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(1,732)	(1,249)	(483)	—	—
Equity derivative instruments	—	(8)	(8)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	7,417	—	1,435	—	5,982
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(8,996)	—	(1,880)	—	(7,116)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	201	201	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(201)	(201)	—	—	—
Bond forwards	—	51	—	51	—	—
Net carrying amount of derivatives (asset)	(1,659)
	18,093	18,309	4,387	2,684	2,353	8,885

[1]	Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.

Summary of net interest payments
Below is a summary of the net interest payments over the life of the long-term debt, including the impact of the associated debt derivatives, as at December 31, 2017 and 2016.

December 31, 2017	Less than 1 year	1 to 3 years	4 to 5 years	More than 5 years
(in millions of dollars)
Net interest payments	712	1,160	908	5,409

December 31, 2016	Less than 1 year	1 to 3 years	4 to 5 years	More than 5 years
(in millions of dollars)
Net interest payments	727	1,294	1,033	5,832

Sensitivity analysis for interest rate risk
Below is a sensitivity analysis for significant exposures with respect to our publicly-traded investments, expenditure derivatives, short-term borrowings, senior notes, and bank credit facilities as at December 31, 2017 and 2016 with all other variables held constant. It shows how net income and other comprehensive income would have been affected by changes in the relevant risk variables.

	Net income		Other comprehensive income
(Change in millions of dollars)	2017	2016	2017	2016
Share price of publicly-traded investments
$1 change	—	—	14	14
Expenditure derivatives - change in foreign exchange rate
$0.01 change in Cdn$ relative to US$	—	—	9	9
Short-term borrowings
1% change in interest rates	12	6	—	—
Senior notes (floating)
1% change in interest rates	—	2	—	—
Bank credit facilities (floating)
1% change in interest rates	—	2	—	—

Net asset (liability) position
Below is a summary of our net asset (liability) position for our various derivatives.

	As at December 31, 2017
(In millions of dollars, except exchange rates)	Notional amount (US$)	Exchange rate	Notional amount (Cdn$)	Fair value (Cdn$)
Debt derivatives accounted for as cash flow hedges:
As assets	5,200	1.0401	5,409	1,301
As liabilities	1,500	1.3388	2,008	(149)
Short-term debt derivatives not accounted for as hedges:
As liabilities	746	1.2869	960	(23)
Net mark-to-market debt derivative asset				1,129
Bond forwards accounted for as cash flow hedges:
As liabilities			900	(64)
Expenditure derivatives accounted for as cash flow hedges:
As assets	240	1.2239	294	5
As liabilities	960	1.2953	1,243	(44)
Net mark-to-market expenditure derivative liability				(39)
Equity derivatives not accounted for as hedges:
As assets			276	68

Net mark-to-market asset				1,094

	As at December 31, 2016
(In millions of dollars, except exchange rates)	Notional amount (US$)	Exchange rate	Notional amount (Cdn$)	Fair value (Cdn$)
Debt derivatives accounted for as cash flow hedges:
As assets	5,200	1.0401	5,409	1,751
As liabilities	1,500	1.3388	2,008	(68)
Short-term debt derivatives not accounted for as hedges:
As liabilities	150	1.3407	201	—
Net mark-to-market debt derivative asset				1,683
Bond forwards accounted for as cash flow hedges:
As liabilities	—	—	900	(51)
Expenditure derivatives accounted for as cash flow hedges:
As assets	990	1.2967	1,284	40
As liabilities	300	1.4129	424	(21)
Net mark-to-market expenditure derivative asset				19
Equity derivatives not accounted for as hedges:
As assets	—	—	270	8

Net mark-to-market asset				1,659
Below is a summary of the derivative instruments assets and derivative instruments liabilities reflected on our Consolidated Statements of Financial Position.

	As at December 31
(In millions of dollars)	2017	2016

Current asset	421	91
Long-term asset	953	1,708
	1,374	1,799

Current liability	(133)	(22)
Long-term liability	(147)	(118)
	(280)	(140)

Net mark-to-market asset	1,094	1,659

Net cash payments on debt derivatives and forward contracts
Below is a summary of the net cash payments on debt derivatives and forward contracts.

	Years ended December 31
(In millions of dollars)	2017	2016

Proceeds on debt derivatives related to US commercial paper	9,692	—
Proceeds on debt derivatives related to credit facility borrowings	2,310	11,167
Total proceeds on debt derivatives	12,002	11,167

Payments on debt derivatives related to US commercial paper	(9,754)	—
Payments on debt derivatives related to credit facility borrowings	(2,327)	(11,159)
Payments on termination of forward contracts	—	(53)
Total payments on debt derivatives and forward contracts	(12,081)	(11,212)

Net payments on settlement of debt derivatives and forward contracts	(79)	(45)

Changes in fair value of derivative instruments
Below is a summary of the changes in fair value of our derivative instruments for 2017 and 2016.

Year ended December 31, 2017	Debt derivatives (hedged)	Debt derivatives (unhedged)	Bond forwards	Expenditure derivatives	Equity derivatives	Total instruments
(In millions of dollars)

Derivative instruments, beginning of period	1,683	—	(51)	19	8	1,659
Proceeds received from settlement of derivatives	—	(12,002)	—	(1,207)	(6)	(13,215)
Payment on derivatives entered	—	12,081	—	1,240	—	13,321
(Decrease) increase in fair value of derivatives	(531)	(102)	(13)	(91)	66	(671)

Derivative instruments, end of period	1,152	(23)	(64)	(39)	68	1,094

Mark-to-market asset	1,301	—	—	5	68	1,374
Mark-to-market liability	(149)	(23)	(64)	(44)	—	(280)

Mark-to-market asset (liability)	1,152	(23)	(64)	(39)	68	1,094

Year ended December 31, 2016	Debt derivatives (hedged)	Debt derivatives (unhedged)	Bond forwards	Expenditure derivatives	Equity derivatives	Total instruments
(In millions of dollars)

Derivative instruments, beginning of period	2,028	—	(91)	158	(15)	2,080
Proceeds received from settlement of derivatives	—	(11,167)	—	(1,116)	(2)	(12,285)
Payment on derivatives entered	—	11,159	53	1,025	—	12,237
(Decrease) increase in fair value of derivatives	(345)	8	(13)	(48)	25	(373)

Derivative instruments, end of period	1,683	—	(51)	19	8	1,659

Mark-to-market asset	1,751	—	—	40	8	1,799
Mark-to-market liability	(68)	—	(51)	(21)	—	(140)

Mark-to-market asset (liability)	1,683	—	(51)	19	8	1,659

Derivative instruments details
During 2017 and 2016, we entered into and settled debt derivatives related to our credit facility borrowings and US CP program as follows:

	Year ended December 31, 2017
(In millions of dollars, except exchange rates)	Notional (US$)	Exchange rate	Notional (Cdn$)

Credit facilities
Debt derivatives entered	1,610	1.32	2,126
Debt derivatives settled	1,760	1.32	2,327

Net cash paid			(17)

Commercial paper program
Debt derivatives entered	8,266	1.30	10,711
Debt derivatives settled	7,521	1.29	9,692

Net cash paid			(62)

	Year ended December 31, 2016
(In millions of dollars, except exchange rates)	Notional (US$)	Exchange rate	Notional (Cdn$)

Credit facilities
Debt derivatives entered	8,683	1.31	11,360
Debt derivatives settled	8,533	1.31	11,159

Net cash received			8

We did not enter into any debt derivatives related to senior notes in 2017. In 2016, we entered into debt derivatives to hedge the foreign currency risk associated with the principal and interest components of the US dollar-denominated senior notes issued on November 4, 2016 (see note 20). Below is a summary of the debt derivatives we entered into to hedge senior notes issued during 2016.

(In millions of dollars, except for coupon and interest rates)
		US$		Hedging effect
Effective date	Principal/Notional amount (US$)	Maturity date	Coupon rate	Fixed hedged (Cdn$) interest rate [1]	Equivalent (Cdn$)

November 4, 2016	500	2026	2.900%	2.834%	671

[1]	Converting from a fixed US$ coupon rate to a weighted average Cdn$ fixed rate.

Below is a summary of the bond forwards into which we have entered to hedge the underlying Government of Canada (GoC) 10-year rate for anticipated future debt that were outstanding as at December 31, 2017 and 2016.

(In millions of dollars, except interest rates)
GoC term (years)	Effective date	Maturity date [1]	Notional amount	Hedged GoC interest rate as at December 31, 2017	Hedged GoC interest rate as at December 31, 2016 [1]	2017	2016
10	December 2014	April 30, 2018	500	2.85%	2.52%	500	500
30	December 2014	December 31, 2018	400	2.65%	2.62%	400	400

Total			900			900	900

[1]
Bond forwards with maturity dates beyond December 31, 2017 are subject to GoC rate re-setting from time to time. The $400 million due in December 2018 was extended in December 2017 such that its rate will reset in April 2018.

Below is a summary of the expenditure derivatives into which we entered during 2017 and 2016 to manage foreign exchange risk related to certain forecasted expenditures.

	Years ended December 31
	2017			2016
(In millions of dollars, except exchange rates)	Notional (US$)	Exchange rate	Notional (Cdn$)	Notional (US$)	Exchange rate	Notional (Cdn$)

Expenditure derivatives entered	840	1.27	1,070	990	1.33	1,318
Expenditure derivatives settled	930	1.33	1,240	840	1.22	1,025

Fair value measurement of assets
Below is a summary of the financial instruments carried at fair value.

					As at December 31
	Carrying value		Fair value (Level 1)		Fair value (Level 2)
(In millions of dollars)	2017	2016	2017	2016	2017	2016
Financial assets
Available-for-sale, measured at fair value:
Investments in publicly-traded companies	1,465	1,047	1,465	1,047	—	—
Held-for-trading:
Debt derivatives accounted for as cash flow hedges	1,301	1,751	—	—	1,301	1,751
Expenditure derivatives accounted for as cash flow hedges	5	40	—	—	5	40
Equity derivatives not accounted for as cash flow hedges	68	8	—	—	68	8
Total financial assets	2,839	2,846	1,465	1,047	1,374	1,799

Financial liabilities
Held-for-trading:
Debt derivatives accounted for as cash flow hedges	149	68	—	—	149	68
Debt derivatives not accounted for as hedges	23	—	—	—	23	—
Bond forwards accounted for as cash flow hedges	64	51	—	—	64	51
Expenditure derivatives accounted for as cash flow hedges	44	21	—	—	44	21
Total financial liabilities	280	140	—	—	280	140

Below is a summary of the fair value of our long-term debt.

			As at December 31
(In millions of dollars)		2017		2016
	Carrying amount	Fair value [1]	Carrying amount	Fair value [1]
Long-term debt (including current portion)	14,448	16,134	16,080	17,628

[1]	Long-term debt (including current portion) is measured at Level 2 in the three-level fair value hierarchy, based on year-end trading values.

Fair value measurement of liabilities
Below is a summary of the financial instruments carried at fair value.

					As at December 31
	Carrying value		Fair value (Level 1)		Fair value (Level 2)
(In millions of dollars)	2017	2016	2017	2016	2017	2016
Financial assets
Available-for-sale, measured at fair value:
Investments in publicly-traded companies	1,465	1,047	1,465	1,047	—	—
Held-for-trading:
Debt derivatives accounted for as cash flow hedges	1,301	1,751	—	—	1,301	1,751
Expenditure derivatives accounted for as cash flow hedges	5	40	—	—	5	40
Equity derivatives not accounted for as cash flow hedges	68	8	—	—	68	8
Total financial assets	2,839	2,846	1,465	1,047	1,374	1,799

Financial liabilities
Held-for-trading:
Debt derivatives accounted for as cash flow hedges	149	68	—	—	149	68
Debt derivatives not accounted for as hedges	23	—	—	—	23	—
Bond forwards accounted for as cash flow hedges	64	51	—	—	64	51
Expenditure derivatives accounted for as cash flow hedges	44	21	—	—	44	21
Total financial liabilities	280	140	—	—	280	140

Below is a summary of the fair value of our long-term debt.

			As at December 31
(In millions of dollars)		2017		2016
	Carrying amount	Fair value [1]	Carrying amount	Fair value [1]
Long-term debt (including current portion)	14,448	16,134	16,080	17,628

[1]	Long-term debt (including current portion) is measured at Level 2 in the three-level fair value hierarchy, based on year-end trading values.